Financial Instruments - Fair value-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosure [Abstract]:
Interest rate swaps-liability position, at fair value	$ 73,931	$ 103,212
Forward contracts - liability position	$ 1,009	$ 0